SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Sales to Major Customers) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue [Member] | Customer A [Member]
Revenue, Major Customer [Line Items]
Percent of revenues	100.00%	100.00%	0.00%